Investment Strategy - GQG US Equity ETF	Jul. 08, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund also may invest in equity securities of foreign companies in both developed and emerging markets.

The equity securities in which the Fund invests are primarily publicly traded common stocks but may also include warrants and preferred stocks. The Fund may invest in initial public offerings (“IPOs”) and securities of companies with any market capitalization. The Fund considers a company to be a U.S. company if: (i) at least 50% of the company’s assets are located in the U.S.; (ii) at least 50% of the company’s revenue is generated in the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in the U.S.; (iv) the company’s securities are traded principally in the U.S.; or (v) the Adviser otherwise believes that the company’s assets are exposed to the economic fortunes and risks of the U.S. (because, for example, the Adviser believes that the company’s growth is dependent on the U.S.).

The Fund’s equity investments also may include depositary receipts (including unsponsored depositary receipts and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies. The Fund may also invest in U.S. Treasury securities.

In managing the Fund’s investments, the Adviser typically pursues a “growth style” of investing as it seeks to capture market inefficiencies which the Adviser believes are driven by investors’ propensity to be short-sighted and overly focused on quarter-to-quarter price movements rather than on a company’s fundamentals over a longer time horizon (5 years or more). The Adviser believes that this market inefficiency tends to lead investors to underappreciate the compounding potential of quality, growing companies. To identify this subset of companies, the Adviser generates investment ideas from a variety of sources, ranging from institutional knowledge and industry contacts, to the Adviser’s proprietary screening process that seeks to identify suitable companies based on several quality factors such as rates of return on equity and total capital, margin stability and profitability. Ideas are then subject to rigorous fundamental analysis as the Adviser seeks to identify and invest in companies that it believes reflect higher quality opportunities on a forward-looking basis. Specifically, the Adviser seeks to buy companies that it believes are reasonably priced and have strong fundamental business characteristics and sustainable and durable earnings growth relative to peers, comparable businesses, or its own history. The Adviser seeks to outperform peers over a full market cycle by seeking to capture market upside while limiting downside risk through the Adviser’s focus on securities it believes are higher quality than the overall market and the Adviser’s willingness to react proactively to perceived changes in risk. For these purposes, a full market cycle can be measured from a point in the market cycle (e.g., a peak or trough) to the corresponding point in the next market cycle.

Many of the stocks in which the Fund invests may be considered to be “growth” stocks, in that they may have, relative to the S&P 500 Index, above-average rates of earnings growth over a 3-5 year time horizon, and thus may experience above-average increases in stock prices, subject to the Adviser’s criteria for quality. The Fund may also purchase stocks that would not fall into the traditional “growth” style box. In constructing the Fund’s portfolio of securities, the Adviser is not constrained by sector or industry weights in the Fund’s benchmark. The Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors in the portfolio construction process. The Adviser relies on individual stock selection driven by a bottom-up research process rather than seeking to add value based on “top-down”, macro based criteria.

The Adviser may sell a company if the Adviser believes that the company’s long-term competitive advantage or relative earnings growth prospects have deteriorated, or the Adviser has otherwise lost conviction that the company reflects a higher quality opportunity than other available investments on a forward looking basis. The Adviser also may sell a company if the company has met its price target or is involved in a business combination, if the Adviser identifies a more attractive investment opportunity, or the Adviser wishes to reduce the Fund’s exposure to the company or a particular country or geographic region.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Due to its investment strategy, the Fund may buy and sell securities frequently.